Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Digital Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001859001
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2023
Prospectus Date	rr_ProspectusDate	Nov. 29, 2023
WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Siegel Longevity Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Siegel Longevity Digital Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new, so it has no portfolio turnover as of the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

The Fund’s asset allocation approach, leveraging the Siegel Insights and Research, is designed to challenge the more traditional 60/40 allocation (i.e., 60% equities/40% fixed income) by weighting the allocation more toward equities. This approach seeks to improve the potential for outperformance over a longer time horizon (i.e., greater than ten years) in order to address increased longevity as people are generally living longer. Accordingly, under normal circumstances, the Fund provides a greater than 60% allocation to equity investments (including U.S. and international, and may include emerging markets) and generally between a 60% to 80% equity allocation. In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities also focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies. The Fund makes the remaining allocation to investments in fixed income and/or alternatives (e.g., exposure to commodities, currencies, or futures contract strategies) in order to provide income generation and diversification. With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Funds managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately ten (10) to twenty (20) Underlying Funds and the Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders, although it is anticipated that the Fund will have less overweight to equities to the extent the Adviser views the equity markets as being less favorable for outperformance.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology to maintain a secondary record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

Although WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), will maintain the official record of share ownership in book-entry form (the “Official Record”), the ownership of the Fund’s shares will also be recorded – or digitized – on the Stellar or Ethereum blockchains (the “Secondary Record”). The Transfer Agent will reconcile secondary blockchain transactions with the Fund’s records on at least a daily basis. Reconciliation involves maintaining a matching Official Record and Secondary Record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. (“WisdomTree Digital”) provides a hosted Stellar-based wallet through a mobile application, WisdomTree PrimeTM (the “App”) (see “Purchase and Sale of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

■	Alternatives Investment Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Currency exchange rates can be very volatile and can change quickly and unpredictably. Exposure to the foregoing is generally gained by investment in a futures contract, whether long or short, which is a derivative instrument. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, it has no performance history. When the Fund has been in operation for a full calendar year, performance information will be shown. Once the Fund has commenced operations, you can obtain updated performance information by accessing the information through the App (as defined below in “Purchase and Sale of Fund Shares”) or at www.wisdomtree.com/investments.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, it has no performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
WisdomTree Siegel Longevity Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Siegel Longevity Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.
WisdomTree Siegel Longevity Digital Fund | Investments in Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.
WisdomTree Siegel Longevity Digital Fund | Conflicts of Interest Relating to Investment in Affiliated Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.
WisdomTree Siegel Longevity Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Siegel Longevity Digital Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
WisdomTree Siegel Longevity Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Siegel Longevity Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. The Fund and its service providers, as well as the App, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Siegel Longevity Digital Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Siegel Longevity Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
WisdomTree Siegel Longevity Digital Fund | Indirect Risks Through Investment in Underlying Funds [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

WisdomTree Siegel Longevity Digital Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.
WisdomTree Siegel Longevity Digital Fund | Alternatives Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Alternatives Investment Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Currency exchange rates can be very volatile and can change quickly and unpredictably. Exposure to the foregoing is generally gained by investment in a futures contract, whether long or short, which is a derivative instrument. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments.
WisdomTree Siegel Longevity Digital Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Siegel Longevity Digital Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.
WisdomTree Siegel Longevity Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.
WisdomTree Siegel Longevity Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.
WisdomTree Siegel Longevity Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
WisdomTree Siegel Longevity Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Siegel Longevity Digital Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Siegel Longevity Digital Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Siegel Longevity Digital Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LNGVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 138

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.